Business combinations - Summary of Accounts Payable From Acquisition of Subsidiaries (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of accounts payable from acquisition of subsidiaries [Abstract]
Fixed installment - cash current	$ 29
Current	29	$ 0
Fixed installment - cash non-current	943
Non-current	943	0
Total	$ 972	$ 0	$ 299